BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Nov. 30, 2020
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Text Block]

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

These condensed consolidated interim financial statements have been prepared in accordance with the International Accounting Standard 34, Interim Financial Reporting ("IAS 34") using accounting policies consistent with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IASB") and interpretations of the International Financial Reporting Interpretations Committee ("IFRIC").

The Company's significant accounting policies and critical accounting estimates applied in these interim financial statements are the same as those applied in Note 2 of the Company's annual consolidated financial statements as at and for the year ended August 31, 2020.

Presentation Currency

The Company's presentation currency is the United States Dollar ("USD")

Foreign Exchange Rates Used

Rand/USD

 Period end rate: R15.4216 (August 31, 2020 R 16.8916)

 3-month period average rate: R16.2444 (November 30, 2019 R14.8490)

CAD/USD

 Period end rate: C$1.2965 (August 31, 2020 C$1.3042)

 3-month period average rate: C$1.3172 (November 30, 2019 C$1.3222)